UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin                New York, NY            8/15/11
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   57
                                               -------------

Form 13F Information Table Value Total:           $6,631,211
                                               -------------
                                               (in thousands)

FORM 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106  397,098  1,941,896 SH       SOLE                 1,941,896      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156    9,381    919,734 SH       SOLE                   919,734      0    0
APPLE INC                    COM              037833100  402,804  1,200,000 SH       SOLE                 1,200,000      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A -   G0457F107    6,327    300,000 SH       SOLE                   300,000      0    0
BAKER HUGHES INC             COM              057224107  183,214  2,525,000 SH       SOLE                 2,525,000      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107  115,226  9,840,000 SH       SOLE                 9,840,000      0    0
BLACKROCK INC                COM              09247X101  110,291    575,000 SH       SOLE                   575,000      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109  118,769  3,280,000 SH       SOLE                 3,280,000      0    0
CITRIX SYS INC               COM              177376100  245,200  3,065,000 SH       SOLE                 3,065,000      0    0
CME GROUP INC                COM              12572Q105  113,720    390,000 SH       SOLE                   390,000      0    0
CREDICORP LTD                COM              G2519Y108   57,687    670,000 SH       SOLE                   670,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702  113,708 12,400,000 SH       SOLE                12,400,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104   19,763    482,500 SH       SOLE                   482,500      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   14,437    395,000 SH       SOLE                   395,000      0    0
DOLLAR TREE INC              COM              256746108  191,866  2,880,000 SH       SOLE                 2,880,000      0    0
DYNEGY INC DEL               COM              26817G300   20,829  3,365,000 SH       SOLE                 3,365,000      0    0
EAST WEST BANCORP INC        COM              27579R104   61,440  3,040,100 SH       SOLE                 3,040,100      0    0
EBAY INC                     COM              278642103  159,414  4,940,000 SH       SOLE                 4,940,000      0    0
ECHOSTAR CORP                CL A             278768106   48,383  1,328,100 SH       SOLE                 1,328,100      0    0
GLOBAL CROSSING LTD          SHS NEW          G3921A175   78,103  2,035,000 SH       SOLE                 2,035,000      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   72,667    546,000 SH       SOLE                   546,000      0    0
GOLUB CAP BDC INC            COM              38173M102   10,297    689,655 SH       SOLE                   689,655      0    0
GOOGLE INC                   CL A             38259P508  187,361    370,000 SH       SOLE                   370,000      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109   23,211    882,892 SH       SOLE                   882,892      0    0
IVANHOE ENERGY INC           COM              465790103   30,372 15,985,000 SH       SOLE                15,985,000      0    0
IVANHOE MINES LTD            COM              46579N103   99,353  3,927,000 SH       SOLE                 3,927,000      0    0
JPMORGAN CHASE & CO          COM              46625H100  203,472  4,970,000 SH       SOLE                 4,970,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114   12,568    933,000 SH       SOLE                   933,000      0    0
LEVEL 3 COMMUNICATIONS INC   COM              52729N100  202,920 83,164,130 SH       SOLE                83,164,130      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  114,852  2,550,000 SH       SOLE                 2,550,000      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   15,223    202,323 SH       SOLE                   202,323      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  272,841  4,998,000 SH       SOLE                 4,998,000      0    0
MGIC INVT CORP WIS           COM              552848103   58,909  9,900,600 SH       SOLE                 9,900,600      0    0
MONSANTO CO NEW              COM              61166W101  146,168  2,015,000 SH       SOLE                 2,015,000      0    0
NETFLIX INC                  COM              64110L106  292,899  1,115,000 SH       SOLE                 1,115,000      0    0
NORTHEAST BANCORP            COM NEW          663904209    2,161    157,040 SH       SOLE                   157,040      0    0
NOVAGOLD RES INC             COM NEW          66987E206   66,194  7,195,000 SH       SOLE                 7,195,000      0    0
NRG ENERGY INC               COM NEW          629377508  212,617  8,650,000 SH       SOLE                 8,650,000      0    0
NVR INC                      COM              62944T105   85,788    118,250 SH       SOLE                   118,250      0    0
PACIFIC BIOSCIENCES CALIF IN COM              69404D108   10,179    870,000 SH       SOLE                   870,000      0    0
PENNYMAC MTG INVT TR         COM              70931T103   39,503  2,384,000 SH       SOLE                 2,384,000      0    0
PMI GROUP INC                COM              69344M101    8,565  8,005,000 SH       SOLE                 8,005,000      0    0
PRICELINE COM INC            COM NEW          741503403  112,625    220,000 SH       SOLE                   220,000      0    0
RANGE RES CORP               COM              75281A109  262,349  4,727,000 SH       SOLE                 4,727,000      0    0
SANDISK CORP                 COM              80004C101  192,560  4,640,000 SH       SOLE                 4,640,000      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  173,083  4,597,156 SH       SOLE                 4,597,156      0    0
STILLWATER MNG CO            COM              86074Q102    4,402    200,000 SH       SOLE                   200,000      0    0
TAL ED GROUP                 ADS REPSTG COM   874080104    1,356    125,000 SH       SOLE                   125,000      0    0
TD AMERITRADE HLDG CORP      COM              87236Y108   95,697  4,905,000 SH       SOLE                 4,905,000      0    0
TESLA MTRS INC               COM              88160R101   16,750    575,000 SH       SOLE                   575,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  118,862  2,465,000 SH       SOLE                 2,465,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  257,560  4,000,000 SH       SOLE                 4,000,000      0    0
UNITED CONTL HLDGS INC       COM              910047109  148,792  6,575,000 SH       SOLE                 6,575,000      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102  509,208  9,800,000 SH       SOLE                 9,800,000      0    0
YANDEX N V                   SHS CLASS A      N97284108   41,192  1,160,000 SH       SOLE                 1,160,000      0    0
YOUKU COM INC                SPONSORED ADR    98742U100   30,915    900,000 SH       SOLE                   900,000      0    0
XINYUAN REAL ESTATE CO LTD   SPONS ADR        98417P105   30,079 13,752,933 SH       SOLE                13,752,933      0    0